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                    [JEFFERSON PILOT FINANCIAL
                            LETTERHEAD]


                                                    May 2, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     RE:   JPF SEPARATE ACCOUNT A
           FILE NO. 333-93367

Commissioners:

    Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

         (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

         (2) the text of the most recent Post-Effective Amendment was electronically filed on April 25, 2002.

    If you have any questions, please call me at (800) 258-3648 x6140.

                                                  Sincerely,

                                                  /s/ Charlene Grant

                                                  Charlene Grant
                                                  Assistant Vice President and
                                                  Associate Counsel